SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

38.   SEGMENT REPORTING

Segment information is presented in respect of the Group’s business segments. The format is based on the Group’s management and internal reporting structure.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

(i)	Exploration and production, which explores and develops oil fields, produces crude oil and natural gas and sells such products to the refining segment of the Group and external customers.
(ii)

Refining, which processes and purifies crude oil, that is sourced from the exploration and production segment of the Group and external suppliers, and manufactures and sells petroleum products to the chemicals and marketing and distribution segments of the Group and external customers.

(iii)

Marketing and distribution, which owns and operates oil depots and service stations in the PRC, and distributes and sells refined petroleum products (mainly gasoline and diesel) in the PRC through wholesale and retail sales networks.

(iv)	Chemicals, which manufactures and sells petrochemical products, derivative petrochemical products and other chemical products mainly to external customers.
(v)	Corporate and others, which largely comprises the trading activities of the import and export companies of the Group and research and development undertaken by other subsidiaries.

The segments were determined primarily because the Group manages its exploration and production, refining, marketing and distribution, chemicals, and corporate and others businesses separately. The reportable segments are each managed separately because they manufacture and/or distribute distinct products with different production processes and due to their distinct operating and gross margin characteristics.

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities

The Group’s chief operating decision maker evaluates the performance and allocates resources to its operating segments on an operating profit basis, without considering the effects of finance costs or investment income. Inter-segment transfer pricing is based on the market price or cost plus an appropriate margin, as specified by the Group’s policy.

Assets and liabilities dedicated to a particular segment’s operations are included in that segment’s total assets and liabilities. Segment assets include all tangible and intangible assets, except for interest in associates and joint ventures, investments, deferred tax assets, cash and cash equivalents, time deposits with financial institutions and other unallocated assets. Segment liabilities exclude short-term debts, income tax payable, long-term debts, loans from Sinopec Group Company and fellow subsidiaries, deferred tax liabilities and other unallocated liabilities.

Information of the Group’s reportable segments is as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Sales of goods
Exploration and production
External sales	93,499	111,114	104,524
Inter-segment sales	95,954	89,315	57,513
	189,453	200,429	162,037
Refining
External sales	148,930	141,674	114,064
Inter-segment sales	1,109,088	1,077,018	825,812
	1,258,018	1,218,692	939,876
Marketing and distribution
External sales	1,408,989	1,393,557	1,062,447
Inter-segment sales	5,224	4,159	4,854
	1,414,213	1,397,716	1,067,301
Chemicals
External sales	461,123	428,830	322,121
Inter-segment sales	101,387	78,165	40,518
	562,510	506,995	362,639
Corporate and others
External sales	709,834	824,507	458,154
Inter-segment sales	650,271	654,337	430,073
	1,360,105	1,478,844	888,227
Elimination of inter-segment sales	(1,961,924)	(1,902,994)	(1,370,624)
Sales of goods	2,822,375	2,899,682	2,049,456

Other operating revenues
Exploration and production	10,738	10,283	5,718
Refining	5,389	5,464	4,634
Marketing and distribution	32,424	33,247	34,905
Chemicals	9,628	9,273	9,215
Corporate and others	1,523	1,850	2,056
Other operating revenues	59,702	60,117	56,528

Sales of goods and other operating revenues	2,882,077	2,959,799	2,105,984

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Result
Operating (loss)/income
By segment
- Exploration and production	(10,107)	9,284	(16,476)
- Refining	54,827	30,632	(5,555)
- Marketing and distribution	23,464	29,107	20,828
- Chemicals	27,307	17,327	10,372
- Corporate and others	(9,293)	64	(393)
- Elimination	(3,634)	(40)	4,417
Total segment operating income	82,564	86,374	13,193
Share of profit/(loss) from associates and joint ventures
- Exploration and production	2,598	3,167	2,117
- Refining	109	(640)	(2,516)
- Marketing and distribution	3,155	3,309	2,200
- Chemicals	6,298	4,611	1,723
- Corporate and others	1,814	2,330	3,188
Aggregate share of profits from associates and joint ventures	13,974	12,777	6,712
Investment (loss)/ income
- Exploration and production	(3)	(19)	13,118
- Refining	315	59	14,941
- Marketing and distribution	43	73	8,980
- Chemicals	596	578	(61)
- Corporate and others	920	228	766
Aggregate investment income	1,871	919	37,744
Net finance costs	930	(10,048)	(9,506)
Earnings before income tax	99,339	90,022	48,143

	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Assets
Segment assets
- Exploration and production	321,686	410,950	354,024
- Refining	271,356	321,080	270,431
- Marketing and distribution	317,641	399,242	373,430
- Chemicals	161,940	180,974	186,033
- Corporate and others	152,799	131,686	118,458
Total segment assets	1,225,422	1,443,932	1,302,376

Interest in associates and joint ventures	145,721	152,204	188,342
Financial assets at fair value through other comprehensive income	1,450	1,521	1,525
Deferred tax assets	21,694	17,616	25,054
Cash and cash equivalents, time deposits with financial institutions	167,020	128,052	188,057
Other unallocated assets	36,094	16,961	28,451
Total assets	1,597,401	1,760,286	1,733,805

Liabilities
Segment liabilities
- Exploration and production	94,170	167,933	163,588
- Refining	103,809	122,264	136,869
- Marketing and distribution	159,536	226,531	234,309
- Chemicals	38,924	58,066	49,497
- Corporate and others	144,216	137,881	119,215
Total segment liabilities	540,655	712,675	703,478

Short-term debts	31,462	40,521	23,769
Income tax payable	6,701	3,267	6,586
Long-term debts	51,065	49,208	72,037
Loans from Sinopec Group Company and fellow subsidiaries	74,181	52,915	17,042
Deferred tax liabilities	5,948	6,809	8,124
Other unallocated liabilities	29,391	17,587	19,911
Total liabilities	739,403	882,982	850,947

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Capital expenditure
Exploration and production	42,155	61,739	56,416
Refining	27,908	31,372	24,722
Marketing and distribution	21,429	29,566	25,403
Chemicals	19,578	22,438	26,202
Corporate and others	6,906	1,979	2,312
	117,976	147,094	135,055
Depreciation, depletion and amortization
Exploration and production	60,331	50,732	46,273
Refining	18,541	19,676	20,048
Marketing and distribution	16,296	21,572	23,196
Chemicals	13,379	14,326	14,376
Corporate and others	1,797	2,866	3,072
	110,344	109,172	106,965
Impairment losses on long-lived assets
Exploration and production	4,274	3	8,495
Refining	353	245	1,923
Marketing and distribution	264	80	536
Chemicals	1,379	17	3,606
Corporate and others	16	—	—
	6,286	345	14,560

(2)   Geographical information

The following tables set out information about the geographical information of the Group’s external sales and the Group’s non-current assets, excluding financial instruments and deferred tax assets. In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers, and segment assets are based on the geographical location of the assets.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
External sales
Mainland China	2,110,478	2,124,684	1,721,955
Singapore	395,129	505,672	215,846
Others	376,470	329,443	168,183
	2,882,077	2,959,799	2,105,984

	December31,
	2018	2019	2020
	RMB	RMB	RMB
Non-current assets
Mainland China	993,411	1,239,437	1,211,441
Others	50,892	52,705	36,782
	1,044,303	1,292,142	1,248,223